Deferred Tax (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Tax
Summary of deferred Tax

	2024	2023	2022
	$'000	$'000	$'000
At the beginning of the period	—	—	—
Movement in the year recognised in profit or loss	—	—	—
Foreign exchange on translation	—	—	—
At the end of the year	—	—	—
The deferred tax liability/(asset) is made up as follows:
Intangible asset and other timing differences	—	3,335	10,389
Unrelieved tax losses	—	(3,335)	(10,389)
	—	—	—